LEASES - Summary of Lease Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Current portion of operating lease liabilities included within other current liabilities	$ 1,240	$ 333
Lease liability, noncurrent	12,183	57
Total operating lease liability future lease payments	$ 13,423	$ 390
Weighted average remaining operating lease term (in years)	6 years 8 months 12 days	9 months 18 days
Weighted average discount rate	4.50%	11.30%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current